Janus Henderson European Focus Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares		Value
Common Stocks– 96.0%
Aerospace & Defense – 2.7%
Rheinmetall AG	15,044	$2,996,110
Safran SA	64,138	8,013,750
		11,009,860
Automobiles – 0.8%
Daimler AG	46,533	3,053,225
Banks – 8.2%
BNP Paribas SA	110,746	6,301,362
Commerzbank AG*	539,146	5,097,405
FinecoBank Banca Fineco SpA	367,480	6,123,382
Natwest Group PLC	1,385,669	4,422,305
Nordea Bank Abp	1,027,409	10,993,712
		32,938,166
Beverages – 1.6%
Diageo PLC	142,648	6,297,894
Building Products – 1.1%
Cie de Saint-Gobain	89,059	4,371,621
Capital Markets – 5.4%
Deutsche Boerse AG	19,371	3,341,811
EQT AB	318,439	6,790,428
UBS Group AG	608,352	11,342,495
		21,474,734
Chemicals – 1.2%
Wacker Chemie AG	37,046	4,734,289
Containers & Packaging – 1.2%
Smurfit Kappa Group PLC	128,253	4,751,145
Food Products – 8.0%
Chocoladefabriken Lindt & Spruengli AG (PC)	652	6,646,022
Danone SA	151,934	8,003,335
Nestle SA (REG)	152,682	17,637,323
		32,286,680
Hotels, Restaurants & Leisure – 1.5%
Compass Group PLC	256,081	5,915,992
Independent Power and Renewable Electricity Producers – 2.4%
RWE AG	214,389	9,531,834
Insurance – 3.0%
Prudential PLC	456,374	6,174,628
Sampo Oyj	115,501	6,038,491
		12,213,119
Machinery – 4.5%
Atlas Copco AB - Class A	425,002	5,034,525
KION Group AG	154,247	4,413,174
VAT Group AG (144A)	30,765	8,475,464
		17,923,163
Metals & Mining – 4.3%
Anglo American PLC	219,148	8,569,643
Glencore PLC	1,318,263	8,813,053
		17,382,696
Oil, Gas & Consumable Fuels – 7.2%
BP PLC	1,692,066	9,837,668
Equinor ASA	191,307	6,870,430
Shell PLC	422,095	11,992,425
		28,700,523
Paper & Forest Products – 1.0%
UPM-Kymmene Oyj	106,100	3,976,694
Personal Products – 3.0%
L'Oreal SA	14,951	5,362,801
Unilever PLC	132,361	6,676,058
		12,038,859
Pharmaceuticals – 11.0%
AstraZeneca PLC	85,033	11,537,829
Novo Nordisk A/S	99,075	13,417,068
Roche Holding AG	38,512	12,106,125
Sanofi	71,689	6,935,685
		43,996,707
Professional Services – 4.0%
RELX PLC	350,375	9,705,348
Wolters Kluwer NV	62,284	6,505,204
		16,210,552

Shares		Value
Common Stocks– (continued)
Real Estate Management & Development – 1.4%
Fabege AB	669,643	$5,718,333
Semiconductor & Semiconductor Equipment – 11.4%
AIXTRON SE	89,478	2,583,432
ASM International NV	28,971	7,333,277
ASML Holding NV	8,238	4,458,619
BE Semiconductor Industries NV	134,726	8,183,096
Infineon Technologies AG	144,311	4,394,753
Meyer Burger Technology AG*	10,872,488	6,329,155
Nordic Semiconductor ASA*	463,105	7,766,275
STMicroelectronics NV	132,930	4,724,986
		45,773,593
Technology Hardware, Storage & Peripherals – 2.0%
Logitech International SA (REG)	129,876	8,063,219
Textiles, Apparel & Luxury Goods – 8.1%
adidas AG	43,850	5,985,119
Hugo Boss AG	155,907	9,036,576
LVMH Moet Hennessy Louis Vuitton SE	16,776	12,185,105
Pandora A/S	76,586	5,404,303
		32,611,103
Trading Companies & Distributors – 1.0%
Azelis Group NV	141,584	4,014,182
Total Common Stocks (cost $348,960,459)		384,988,183
Investment Companies– 3.4%
Money Markets – 3.4%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº,£((cost $13,683,357)	13,681,148	13,683,885
Total Investments (total cost $362,643,816) – 99.4%		398,672,068
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		2,225,309
Net Assets – 100%		$400,897,377

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$77,950,418	19.6%
Switzerland	70,599,803	17.7
Germany	55,167,728	13.8
France	51,173,659	12.8
Netherlands	38,472,621	9.7
Finland	21,008,897	5.3
Denmark	18,821,371	4.7
Sweden	17,543,286	4.4
Norway	14,636,705	3.7
United States	13,683,885	3.4
Italy	6,123,382	1.5
Ireland	4,751,145	1.2
Singapore	4,724,986	1.2
Belgium	4,014,182	1.0

Total	$398,672,068	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/22
Investment Companies - 3.4%
Money Markets - 3.4%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	$76,339	$493	$528	$13,683,885
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	6,527∆	-	-	-
Total Affiliated Investments - 3.4%	$82,866	$493	$528	$13,683,885

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 12/31/22
Investment Companies - 3.4%
Money Markets - 3.4%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	10,391,302	57,275,198	(53,983,636)	13,683,885
Investments Purchased with Cash Collateral from Securities Lending – N/A
Investment Companies – N/A
Janus Henderson Cash Collateral Fund LLC, 0%ºº	1,136,698	5,823,559	(6,960,257)	-

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2022

Options:
Average value of option contracts purchased	$118,430
Average value of option contracts written	(30,009)

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PC	Participation Certificate
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2022 is $8,475,464, which represents 2.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$-	$384,988,183	$-
Investment Companies	-	13,683,885	-
Total Assets	$-	$398,672,068	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70220 03-23